Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund	Apr. 29, 2025
Fidelity California Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.86%
Past 5 years	1.01%
Past 10 years	2.22%
Fidelity California Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.86%
Past 5 years	0.97%
Past 10 years	2.18%
Fidelity California Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.26%
Past 5 years	1.35%
Past 10 years	2.35%
IXTVL
Average Annual Return:
Past 1 year	0.94%
Past 5 years	0.94%
Past 10 years	2.24%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%